Derivative Liabilities (Details Narrative) (10-K)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Integer	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($)
Debt instrument, conversion features	$ 2,040,383		$ 1,243,750
Derivative liabilities	2,040,383		517,366	$ 458,745
Changes in derivative liabilities	$ 433,181	$ (26,937)	$ (107,574)	$ (147,495)
Derivative liability, description	An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty		An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Volatility [Member] | Minimum [Member]
Derivative Liability, Measurement Input | Integer	176		176
Volatility [Member] | Maximum [Member]
Derivative Liability, Measurement Input | Integer	290		290